Note 1 - Organization and Description of Business (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2013
Note 1 - Organization and Description of Business (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)	684,210,526
Number of Variable Interest Entities		2
Maximum [Member]
Note 1 - Organization and Description of Business (Details) [Line Items]
Common Stock Conversion Ratio	10,000
Minimum [Member]
Note 1 - Organization and Description of Business (Details) [Line Items]
Common Stock Conversion Ratio	1